TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax loss carry-forwards	$ 6,681	$ 5,936
Allowances for doubtful accounts and accruals for employee benefits	74	101
Intangible assets	28	38
Depreciation, accruals for interest and other	533	695
Deferred tax asset before valuation allowance	7,316	6,770
Goodwill	(791)	(785)
Valuation allowance	(6,706)	(6,131)
Deferred tax liability, net	$ (181)	$ (146)